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June 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re: iShares Developed Real Estate Index Fund of BlackRock FundsSM Post-Effective Amendment No. 1031 to Registration Statement on Form N-1A – Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement on Form N-1A (the "Amendment").

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post- Effective Amendment No. 1025.

We have reviewed the Amendment, and we represent that, to our knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (617) 223-0373.

Very truly yours,

/s/ Louisa Kiu Louisa Kiu

cc:Janey Ahn

John A. MacKinnon Jesse C. Kean

Sidley Austin (NE) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

As filed with the Securities and Exchange Commission on June 16, 2020

Securities Act File No. 33-26305 Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1031

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 1033

(Check appropriate box or boxes)

__________________

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) On (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1) On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 16, 2020.

BLACKROCK FUNDSSM (REGISTRANT)

ON BEHALF OF ISHARES DEVELOPED REAL

ESTATE INDEX FUND

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title		Date
/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive	June	16, 2020
(John M. Perlowski)	Officer
(Principal Executive Officer)
/S/ NEAL J. ANDREWS	Chief Financial Officer	June	16, 2020
(Neal J. Andrews)	(Principal Financial and Accounting
Officer)
BRUCE R. BOND*	Trustee

(Bruce R. Bond)
SUSAN J. CARTER*	Trustee

(Susan J. Carter)
COLLETTE CHILTON*	Trustee
(Collette Chilton)
NEIL A. COTTY*	Trustee

(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee

(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee

(Donald C. Opatrny)
JOSEPH P. PLATT*	Trustee

(Joseph P. Platt)
2

Signature	Title	Date

MARK STALNECKER*	Trustee

(Mark Stalnecker)
KENNETH L. URISH*	Trustee

(Kenneth L. Urish)
CLAIRE A. WALTON*	Trustee

(Claire A. Walton)
ROBERT FAIRBAIRN*	Trustee

(Robert Fairbairn)
*By: /s/ JANEY AHN	June	16, 2020

(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

4